Business Combinations - Schedule of Purchase Price Allocation (Details) - Total for all business combinations [member] - USD ($)	Jun. 22, 2022	Mar. 22, 2022	Feb. 09, 2022	Jan. 20, 2022
Schedule of Purchase Price Allocation [Line Items]
Cash and cash equivalents	$ 38,342	$ 2,187	$ 21,038	$ 12,500
Current liabilities			(92,350)	(13,184)
Trade and other receivables	1,656,550	896,327
Inventories	562,768	1,411,893
Other current assets		85,338	4,162
Other non-current assets	203,765	23,566
Property, plant and equipment	20,488	2,055,610
Intangible assets	1,593,398	1,592,783
Trade payables and other current liabilities	(1,681,573)	(4,320,434)
Goodwill	411,862	1,867,009	70,355	685
Total purchase price	$ 2,805,600	$ 3,614,279	$ 3,205	$ 1